Cover	Sep. 03, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2019
Entity File Number	1-12993
Entity Registrant Name	ALEXANDRIA REAL ESTATE EQUITIES, INC.
Entity Central Index Key	0001035443
Entity Tax Identification Number	95-4502084
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	26 North Euclid Avenue
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101
City Area Code	626
Local Phone Number	578-0777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ARE
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Series D Cumulative Convertible Preferred Stock
Trading Symbol	ARE/PD
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	385 East Colorado Boulevard
Entity Address, Address Line Two	Suite 299
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101